SCHEDULE OF PLANT AND EQUIPMENT (Details) - Goodvision AI Inc [Member] - USD ($)	Mar. 31, 2026	Sep. 30, 2025
PropertyAndEquipmentNetLineItem [Line Items]
Total property and equipment, at cost	$ 15,792
Less: accumulated depreciation	(1,000)
Property and equipment, net	14,792
Computer And Office Equipment [Member]
PropertyAndEquipmentNetLineItem [Line Items]
Total property and equipment, at cost	9,147
Furniture and Fixtures [Member]
PropertyAndEquipmentNetLineItem [Line Items]
Total property and equipment, at cost	$ 6,645